Asset Retirement Obligations	12 Months Ended
Dec. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations
Asset Retirement Obligations
Reconciliations of the Company’s asset retirement obligations are as follows:

	December 31,
	2014	2013
	(Dollars in millions)
Balance at beginning of year	$712.8	$687.5
Liabilities incurred or acquired	22.7	—
Liabilities settled or disposed	(19.7)	(15.4)
Accretion expense	39.3	39.3
Revisions to estimates	(2.6)	1.4
Balance at end of year	$752.5	$712.8
Less: Current portion (included in "Accounts payable and accrued expenses")	30.2	21.0
Noncurrent obligation (included in "Asset Retirement Obligations")	722.3	691.8
Balance at end of year — active locations	$676.2	$660.8
Balance at end of year — closed or inactive locations	$76.3	$52.0

In 2014, the Company recognized an asset retirement obligation of $22.2 million due to the nonperformance of a contract miner at a coal reserve property in the Eastern U.S. Because mining operations have ceased at that operation, a corresponding charge was recorded to “Asset retirement obligation expenses” in the consolidated statement of operations for the year ended December 31, 2014.
The credit-adjusted, risk-free interest rates were 6.82%, 6.44% and 6.28% at December 31, 2014, 2013 and 2012, respectively.
As of December 31, 2014 and 2013, the Company had $645.0 million and $568.4 million, respectively, in surety bonds and bank guarantees outstanding to secure reclamation obligations. The amount of reclamation self-bonding in certain states in which the Company qualifies was $1,361.4 million and $1,365.1 million as of December 31, 2014 and 2013, respectively. Additionally, the Company had $17.6 million of letters of credit in support of reclamation obligations as of December 31, 2014 and 2013.